UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04993

Nicholas Limited Edition, Inc.

(Exact Name of Registrant as Specified in Charter)

411 East Wisconsin Avenue, Milwaukee, Wisconsin 53202

(Address of Principal Executive Offices)	(Zip Code)

Jennifer R. Kloehn, Senior Vice President and Treasurer
411 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

(Name and Address of Agent for Service)

Registrant's Telephone Number, Including Area Code: 414-272-4650

Date of Fiscal Year End: 12/31/2018

Date of Reporting Period: 03/31/2018

Item 1. Schedule of Investments.

	NICHOLAS LIMITED EDITION, INC.
	SCHEDULE OF INVESTMENTS (UNAUDITED)
	AS OF MARCH 31, 2018

SHARES OR
PRINCIPAL
AMOUNT		VALUE

------------		------------
COMMON STOCKS -- 94.18%
	Consumer Discretionary - Automobiles &
	Components -- 1.34%
77,500	Dorman Products, Inc.	$ 5,131,275
		------------

	Consumer Discretionary - Durables &
	Apparel -- 1.13%
145,000	La-Z-Boy Incorporated	4,342,750
		------------

	Consumer Discretionary - Retailing -- 3.65%
157,500	Core-Mark Holding Company, Inc.	3,348,450
70,000	Murphy USA Inc. *	5,096,000
92,500	Ollie's Bargain Outlet Holdings, Inc.	5,577,750
		------------
		14,022,200
		------------

	Consumer Discretionary - Services -- 3.64%
155,000	Carriage Services, Inc.	4,287,300
275,000	Potbelly Corporation	3,313,750
365,000	Wendy's Company (The)	6,405,750
		------------
		14,006,800
		------------

	Consumer Staples - Food & Staples
	Retailing -- 1.26%
58,000	PriceSmart, Inc.	4,845,900
		------------

	Consumer Staples - Food, Beverage &
	Tobacco -- 1.11%
270,000	Nomad Foods Limited	4,249,800
		------------

	Financials - Banks -- 5.24%
180,894	First Financial Bancorp.	5,309,239
136,000	Glacier Bancorp, Inc.	5,219,680
67,500	IBERIABANK Corporation	5,265,000
192,500	Sterling Bancorp	4,340,875
		------------
		20,134,794
		------------

	Financials - Diversified -- 3.92%
135,000	Cohen & Steers, Inc.	5,489,100
230,366	Granite Point Mortgage Trust Inc.	3,810,254
60,500	Morningstar, Inc.	5,778,960
		------------
		15,078,314
		------------

	Financials - Insurance -- 1.46%
220,000	Brown & Brown, Inc.	5,596,800
		------------

	Health Care - Equipment & Services -- 11.12%
270,991	K2M Group Holdings, Inc.	5,135,279
77,500	LivaNova PLC	6,858,750
102,500	NuVasive, Inc.	5,351,525
62,500	STERIS plc	5,835,000

22,500	Tabula Rasa HealthCare, Inc.	873,000
13,000	Teleflex Incorporated	3,314,740
162,500	Varex Imaging Corporation	5,814,250
217,500	Vocera Communications, Inc.	5,093,850
225,000	Wright Medical Group N.V.	4,464,000
		------------
		42,740,394
		------------

	Health Care - Pharmaceuticals,
	Biotechnology & Life Sciences -- 4.71%
39,000	Bio-Techne Corporation	5,890,560
50,000	ICON plc *	5,907,000
107,500	Prestige Brands Holdings, Inc.	3,624,900
75,000	Syneos Health, Inc.	2,662,500
		------------
		18,084,960
		------------

	Industrials - Capital Goods -- 7.93%
90,000	A.O. Smith Corporation	5,723,100
75,000	Beacon Roofing Supply, Inc.	3,980,250
246,048	BMC Stock Holdings, Inc.	4,810,238
76,625	HEICO Corporation	6,651,816
40,000	Middleby Corporation (The)	4,951,600
59,500	Regal-Beloit Corporation	4,364,325
		------------
		30,481,329
		------------

	Industrials - Commercial & Professional
	Services -- 8.73%
101,000	ICF International, Inc.	5,903,450
232,500	Interface, Inc.	5,859,000
105,000	KAR Auction Services, Inc.	5,691,000
180,000	Ritchie Bros. Auctioneers Incorporated	5,664,600
137,196	SP Plus Corporation	4,884,178
104,500	US Ecology, Inc.	5,569,850
		------------
		33,572,078
		------------

	Industrials - Transportation -- 5.73%
140,000	Knight-Swift Transportation Holdings Inc.	6,441,400
278,266	Marten Transport, Ltd.	6,344,465
140,000	Werner Enterprises, Inc.	5,110,000
40,500	XPO Logistics, Inc.	4,123,305
		------------
		22,019,170
		------------

	Information Technology - Hardware &
	Equipment -- 2.24%
142,500	Control4 Corporation	3,060,900
40,000	Zebra Technologies Corporation - Class A	5,567,600
		------------
		8,628,500
		------------

	Information Technology - Semiconductors &
	Semiconductor Equipment -- 2.03%
74,140	Power Integrations, Inc.	5,067,469
70,000	Semtech Corporation	2,733,500
		------------
		7,800,969
		------------

	Information Technology - Software &
	Services -- 20.81%
124,000	BlackLine, Inc.	4,862,040
145,000	Bottomline Technologies (de), Inc.	5,618,750
113,000	CyberArk Software Ltd.	5,765,260
190,000	Descartes Systems Group Inc. (The)	5,424,500
65,000	DST Systems, Inc.	5,437,250
100,000	Envestnet, Inc.	5,730,000
57,500	Euronet Worldwide, Inc.	4,537,900
99,000	ExlService Holdings, Inc.	5,521,230
110,000	Imperva, Inc.	4,763,000
41,500	Jack Henry & Associates, Inc.	5,019,425
115,000	Paylocity Holding Corporation	5,891,450
130,000	Q2 Holdings, Inc.	5,921,500

110,000	Rapid7, Inc.	2,812,700
77,500	Veeva Systems Inc.	5,659,050
154,900	WNS (Holdings) Limited	7,021,617
		-------------
		79,985,672
		-------------

	Materials -- 6.93%
87,600	American Vanguard Corporation	1,769,520
62,000	AptarGroup, Inc.	5,569,460
177,500	GCP Applied Technologies Inc.	5,156,375
135,000	PolyOne Corporation	5,740,200
95,000	RPM International, Inc.	4,528,650
55,000	Sensient Technologies Corporation	3,881,900
		-------------
		26,646,105
		-------------

	Real Estate - Real Estate -- 1.20%
127,500	QTS Realty Trust, Inc. - Class A	4,618,050
		-------------

	TOTAL COMMON STOCKS	361,985,860
	(cost $248,490,711)	-------------

SHORT-TERM INVESTMENTS -- 5.91%
	U.S. Government Securities - 4.68%
$10,000,000	U.S. Treasury Bill 04/12/2018, 1.558%	9,995,734
8,000,000	U.S. Treasury Bill 04/19/2018, 1.681%	7,993,743
		-------------
		17,989,477
		-------------

	Money Market Fund - 1.23%
4,735,815	Invesco Treasury Portfolio Short-Term
	Investments Trust (Institutional Class),
	7-day net yield 1.57%	4,735,815
		-------------

	TOTAL SHORT-TERM INVESTMENTS	22,725,292
	(cost $22,725,292)	-------------

	TOTAL INVESTMENTS
	(cost $271,216,003) - 100.09%	384,711,152
		------------

	LIABILITIES, NET OF OTHER ASSETS - (0.09)%	(353,897)
		------------
	TOTAL NET ASSETS
	(basis of percentages disclosed
	above) - 100%	$384,357,255
		------------
		------------
% of net assets.

As of March 31, 2018, investment cost for federal tax purposes was $271,155,520 and the tax basis components of unrealized appreciation/depreciation were as follows:

Unrealized appreciation	$122,780,311
Unrealized depreciation	(9,224,679)
------------
Net unrealized appreciation	$113,555,632
------------
------------

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Various inputs are used in determining the value of the Fund's investments relating to Finanacial Accounting Standard No. 157.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

      Level 1 - quoted prices in active markets for identical investments

    Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

    Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2018 in valuing the Fund’s investments carried at value:

Investments
Valuation Inputs	in Securities
----------------	-------------
Level 1 -
Common Stocks(1)	$361,985,860
Money Market Fund	4,735,815
Level 2 -
U.S. Treasury Bills	17,989,477
Level 3 -
None	--
------------
Total	$384,711,152
------------
------------

(1) See Schedule above for further detail by industry.

Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls during the last fiscal quarter.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act, attached hereto as part of EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas Limited Edition, Inc.

By: /s/ David O. Nicholas
Name: David O. Nicholas
Title: Principal Executive Officer

Date: May 15, 2018

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ David O. Nicholas
Name: David O. Nicholas
Title: Principal Executive Officer
Date: May 15, 2018

By: /s/ Jennifer R. Kloehn
Name: Jennifer R. Kloehn
Title: Principal Financial Officer
Date: May 15, 2018